UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	09/30
Date of reporting period:	12/31/2009

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS NATURAL RESOURCES FUND (Class A, B, C, and I)

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
December 31, 2009 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Chemicals--1.3%
Dow Chemical	14,920		412,240
Energy Services--15.0%
Cameron International	9,910	a	414,238
Diamond Offshore Drilling	2,930	b	288,371
ENSCO International, ADR	6,920		276,385
Halliburton	33,280		1,001,395
Helmerich & Payne	6,050	b	241,274
Hercules Offshore	30,980	a	148,084
Pride International	9,140	a	291,657
Schlumberger	21,540		1,402,039
Smith International	7,270		197,526
Transocean	4,054	a	335,671
			4,596,640
Industrial--2.0%
Fluor	6,440		290,058
Gamesa Tecnologica	9,610		162,490
Vestas Wind Systems	2,465	a	150,669
			603,217
Integrated Energy--24.4%
BG Group	21,810		395,169
Chevron	15,580		1,199,504
ConocoPhillips	5,950		303,866
Frontier Oil	13,690		164,828
Hess	8,280		500,940
Marathon Oil	18,060		563,833
Occidental Petroleum	21,670		1,762,854
Petroleo Brasileiro, ADR	13,260		632,237
Suncor Energy	23,470		828,726
Valero Energy	24,380		408,365
Williams Cos.	33,010		695,851

			7,456,173
Metals & Mining--14.7%
Alcoa	20,350		328,042
BHP Billiton, ADR	7,160	b	548,313
Consol Energy	13,220		658,356
Freeport-McMoRan Copper & Gold	17,880		1,435,585
Peabody Energy	7,680		347,213
Steel Dynamics	16,580		293,798
Teck Resources, Cl. B	12,290	a	429,781
United States Steel	8,010		441,511
			4,482,599
Natural Gas - E&P--19.4%
Chesapeake Energy	26,590		688,149
Devon Energy	8,980		660,030
EOG Resources	9,710		944,783
EQT	5,830		256,054
EXCO Resources	21,800		462,814
Newfield Exploration	6,590	a	317,836
PetroHawk Energy	12,849	a	308,248
Questar	7,460		310,112
Range Resources	6,050		301,592
Sempra Energy	4,330		242,393
Southwestern Energy	23,620	a	1,138,484
Ultra Petroleum	6,330	a	315,614
			5,946,109
Oil - E&P--11.9%
Anadarko Petroleum	13,560		846,415
Apache	8,430		869,723
Concho Resources	7,159	a	321,439
Continental Resources	14,057	a	602,905
Noble Energy	7,260		517,057
Talisman Energy	25,710		479,234
			3,636,773
Paper, Packaging & Other--4.9%
Crown Holdings	8,650	a	221,267
International Paper	25,160		673,785
Pactiv	9,310	a	224,743

Temple-Inland	9,250		195,267
Tenaris, ADR	4,180		178,277
			1,493,339
Precious Metals & Minerals--6.2%
Agnico-Eagle Mines	8,260		446,040
Eldorado Gold	7,220	a,b	102,307
Goldcorp	27,690		1,089,325
IAMGOLD	5,930		92,745
Kinross Gold	3,890		71,576
Yamana Gold	7,690		87,512
			1,889,505
Total Common Stocks
(cost $25,377,153)			30,516,595

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $87,000)	87,000	[c]	87,000

Investment of Cash Collateral for
Securities Loaned--2.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $896,875)	896,875	[c]	896,875

Total Investments (cost $26,361,028)	103.0%		31,500,470
Liabilities, Less Cash and Receivables	(3.0%)		(931,593)
Net Assets	100.0%		30,568,877

ADR - American Depository Receipts

a	Non-income producing security.
b

Security, or portion thereof, on loan. At December 31, 2009, the total market value of the fund's securities on loan is $869,939 and the total market value of the collateral held by the fund is $896,875.

c	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $26,361,028.

Net unrealized appreciation on investments was $5,139,442 of which $6,617,457 related to appreciated investment securities and $1,478,015 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	24,545,809	-	-	24,545,809
Equity Securities - Foreign+	5,970,786	-	-	5,970,786
Mutual Funds	983,875	-	-	983,875

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

              (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)